Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Raw materials and purchased components	$ 1,235	$ 870
Consumable stores	1,327	1,142
Work in progress	2,086	1,736
Finished goods and goods for resale	1,768	1,884
Total inventories	6,416	5,632
Comprising:
Expected to be used within one year	6,213	5,436
Expected to be used after more than one year	$ 203	$ 196